Other Operating Expenses	12 Months Ended
Dec. 31, 2020
Expense By Nature [Abstract]
Other Operating Expenses
24.	Other operating expenses
a)	General and administrative
	Year ended December 31	Year ended December 31	Ten months ended December 31
	2020	2019	2018
Salaries and wages	11,634	15,262	3,847
Consulting fees	2,193	6,896	1,647
Office and general	9,843	9,533	1,738
Professional fees	4,658	3,559	877
Director fees	365	188	30
Other	3,336	3,496	170
	32,029	38,934	8,309
b)	Sales and marketing
	Year ended December 31	Year ended December 31	Ten months ended December 31
	2020	2019	2018
Marketing	4,839	3,093	1,733
Events	393	2,961	—
Research	57	199	24
Media	448	1,815	623
	5,737	8,068	2,380